Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Pinnacle Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%	11.20%	7.18%
Russell 2000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%